GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
The following table presents the carrying amount for Brookfield Infrastructure’s goodwill:

US$ MILLIONS	2020	2019
Balance at beginning of the year	$6,553	$3,859
Acquisitions through business combinations(1)	27	2,644
Foreign currency translation and other	54	50
Balance at end of the year	$6,634	$6,553

(1)See Note 6, Acquisition of Businesses, for additional information.

Disclosure of detailed information about intangible assets
Intangible assets are allocated to the following cash generating units:

US$ MILLIONS	2020	2019
Brazilian regulated transmission operation	$2,903	$3,885
North American rail operations	1,929	1,992
North American residential energy infrastructure operation	1,748	1,806
Peruvian toll roads	1,073	1,159
Chilean toll roads	825	814
Indian toll roads(1)	714	769
Indian telecom tower operation(2)	537	—
U.K. telecom towers operation	491	472
U.K. port operation	292	283
Brazilian electricity transmission operation	270	401
Other(3)	985	1,047
Australian export terminal(4)	—	1,758
Total	$11,767	$14,386

(1)Indian toll roads include $641 million of intangible assets at our investments in Simhapuri Expressway Limited and Rayalseema Expressway Limited and $73 million at BIF India Holdings Pte Ltd.
(2)Refer to Note 6, Acquisition of Businesses, for further details.
(3)Other intangibles are comprised of customer contracts at our Australian port operation, Western Canadian natural gas gathering and processing operation, U.S. data center operation, Colombian natural gas transmission operation, natural gas operation in India and contracted order book at our U.K. regulated distribution operation.
(4)Refer to Note 5, Disposition of Businesses, and Note 12, Investment in Associates and Joint Ventures, for further details.
Goodwill is allocated to the following cash generating units or group of cash generating units:

US$ MILLIONS	2020	2019
North American rail operations(1)	$2,126	$2,042
North American residential energy infrastructure operation	1,296	1,274
Western Canadian natural gas gathering and processing operation(1)	756	749
Colombian natural gas distribution operation	520	542
Brazilian regulated transmission operation	490	632
U.S. data center operation(1)	487	486
Other	959	828
Total	$6,634	$6,553

(1)See Note 6, Acquisition of Businesses, for additional information.